Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended						12 Months Ended						6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Apr. 07, 2009 EUR (€) Plaintiff	Feb. 19, 2009 EUR (€) Plaintiff	May 31, 2013 USD ($) LegalMatter Plaintiff	May 31, 2012 USD ($)	Aug. 31, 2010	May 31, 2013 USD ($) LegalMatter Y acre Plaintiff	May 31, 2012 USD ($)	Nov. 30, 2012 USD ($) acre Y Plaintiff LegalMatter	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2003 Employees	Nov. 30, 2009 EUR (€)	May 31, 2013 AMEC, plc LegalMatter	Nov. 30, 2012 AMEC, plc LegalMatter	May 31, 2013 Northrop Agreement [Member] USD ($)	Nov. 30, 2012 Northrop Agreement [Member] USD ($)	Nov. 30, 2010 Northrop Agreement [Member] USD ($)	Nov. 30, 2012 Minimum [Member] USD ($)	Nov. 30, 2011 Minimum [Member] USD ($)	Nov. 30, 2010 Minimum [Member] USD ($)	May 31, 2013 Minimum [Member] USD ($)	Nov. 30, 2012 Maximum [Member] USD ($)	Nov. 30, 2011 Maximum [Member] USD ($)	Nov. 30, 2010 Maximum [Member] USD ($)	May 31, 2013 Maximum [Member] USD ($)	May 31, 2013 Contracting business [Member]	Nov. 30, 2012 Contracting business [Member]	May 31, 2013 Aerojet - Sacramento [Member] USD ($)	Nov. 30, 2012 Aerojet - Sacramento [Member] USD ($)	May 31, 2013 Aerojet - Sacramento [Member] Minimum [Member] USD ($)	Nov. 30, 2012 Aerojet - Sacramento [Member] Minimum [Member] USD ($)	May 31, 2013 Aerojet - Sacramento [Member] Maximum [Member] USD ($)	Nov. 30, 2012 Aerojet - Sacramento [Member] Maximum [Member] USD ($)	May 31, 2013 Environmental Protection Agency [Member] acre	Nov. 30, 2012 Environmental Protection Agency [Member] acre	May 31, 2013 Aerojet - BPOU [Member] USD ($)	Nov. 30, 2012 Aerojet - BPOU [Member] USD ($)	May 31, 2013 Aerojet - BPOU [Member] Minimum [Member] USD ($)	Nov. 30, 2012 Aerojet - BPOU [Member] Minimum [Member] USD ($)	May 31, 2013 Aerojet - BPOU [Member] Maximum [Member] USD ($)	Nov. 30, 2012 Aerojet - BPOU [Member] Maximum [Member] USD ($)	May 31, 2013 Toledo [Member] USD ($) Payments	May 31, 2013 Toledo [Member] Minimum [Member] USD ($)	Nov. 30, 2012 Toledo [Member] Minimum [Member] USD ($)	May 31, 2013 Toledo [Member] Maximum [Member] USD ($)	Nov. 30, 2012 Toledo [Member] Maximum [Member] USD ($)	Mar. 14, 2008 Rio Del Oro property [Member] acre	May 31, 2013 Northrop Agreement [Member] USD ($)	Nov. 30, 2012 Northrop Agreement [Member] USD ($)
Commitment And Contingencies [Line Items]
Unresolved asbestos cases pending			135			135		141					16	21
Number of plaintiffs	1	2	271			271		264
Reimbursement of legal fees and expenses						$ 1.7		$ 1.0
Number of environmental remediation matters						40		40
Environmental remediation term						15 years		15 years
Future estimated environmental costs total																		189.5			181.5	320.9			313.9					134.6	140.5	216.1	220.5					28.6	31.2	60.0	63.5		0.1	0	0.5	0.4
Environmental costs above the cumulative limitation			181.5			181.5		189.5																				134.6	140.5							28.6	31.2											19.4	18.2
Environmental obligation funding percent																										95.00%	97.00%
Guarantee obligations																												75	75							25	25
Additional guarantee obligations																												20	20
Non-contaminated land						11,900		11,900																										2,600	2,600												400
Project Agreement term						15		15
Total project cost to complete the project																																											47	47	49	49
Net project cost																																											23.5	23.5	24.5	24.5
Payments for environmental issues																																										4.3
Estimated term of future remediation costs to be incurred								15																																		2
Reserve for settlement and PCB related environmental issues																																										4.8
Pre-Close Environmental Costs						20.0		20.0
Current annual billing limitation																																																6.0	6.0
Percentage of environmental costs					12.00%
Increasing percentage of environmental costs					37.00%
Total reimbursable costs under the Northrop Agreement															189.7	189.7
Lease renewal options range			2.7	4.4		1.6	5.3										2.8
Rent expense								11.8	12.9	11.3
Lease income								5.0	6.7	6.8
Number of former employees sued											188
Number of former employees											249
Loss contingency court awarded attorney fees and costs	1.0	1.9
Amount of loss contingency plaintiff alleged damages												2.9
Gain on loss contingency reserve								3.8
Employee claims								0.2
Estimated anticipated costs and accrued amount								2.6
Environmental remediation costs, recognition period								15
Outstanding commercial letters of credit								44.8
Outstanding surety bonds			39.4			39.4		39.3
Aggregate in guarantees								$ 120.0